SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 16, 2023	Nov. 19, 2021
SUBSEQUENT EVENTS
Months to complete acquisition from IPO		15 months
Extension to the period to consummate the initial business combination	3 months
Subsequent Events
SUBSEQUENT EVENTS
Extension to the period to consummate the initial business combination	3 months
Face value of loan	$ 2,760,000
Price of warrant	$ 1.00